UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21957

Skyhawk Funds Trust

(Exact name of registrant as specified in charter)

6305 Humphreys Blvd., Suite 104
Memphis, TN 38120

(Address of principal executive offices) (Zip code)

Eric F. Crigler
Skyhawk Capital Management, LLC
6305 Humphreys Blvd., Suite 104
Memphis, TN 38120

(Name and address of agent for service)

(901) 202-5030

Registrant's telephone number, including area code:

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Item 1. Reports to Stockholders.

www.skyhawkfunds.com
888.202.1338

SKYHAWK
SMALL CAP FUND
_________________________
SEMI-ANNUAL REPORT

MARCH 31, 2007

May 15, 2007
Dear Shareholder:

The Skyhawk Small Cap Fund commenced operations on December 31, 2006. The Fund was created to offer, through a mutual fund vehicle, the same small cap blend investment style that Skyhawk Capital Management, LLC, the Fund’s adviser, offers its separate account clients. I have been managing small cap accounts using this investment strategy and approach since January 1, 1999.

In its first quarter, your Fund posted a positive return of 2.00%, narrowly beating the return of its benchmark, the Russell 2000 Index, which was up 1.95%. Small cap stocks again bested their large cap counterparts as the S&P 500 Stock Index returned 0.64%.

The direction of the market in the first quarter was heavily influenced by the debate over the future actions of the Federal Reserve. Markets got off to a good start, riding the positive momentum of a strong fourth quarter in 2006. However, weakness in many Asian markets caused a broad-based global sell-off in late February and early March. In the U.S., the sub-prime mortgage market continued to deteriorate, leading to concerns regarding the impact on the broader housing market and the overall economy. The Central Bank remained in a neutral stance during the quarter as they continue to weigh inflation concerns against a slowing economy. While prognosticators are anxiously awaiting the timing and direction of the Fed’s next move, it appears content with its neutral position. Following the mid-quarter correction, markets rebounded nicely and finished March with a positive gain, albeit with increased volatility.

While we remain informed regarding these macroeconomic discussions, we think it is more productive to focus on fundamental research and the identification of undiscovered investment opportunities. To that end, we generally avoid making large concentrations in individual sectors within the portfolio by owning a broad representation of the market. During the quarter, our picks in the Consumer Discretionary sector proved successful with such securities as The Bon-Ton Stores, Inc., Maidenform Brands, Inc. and Domino’s Pizza, Inc. Other leading contributors to performance were spread across the market; Commercial Metals Co. (Materials), Armor Holdings, Inc. (Industrials), Omrix Biopharmaceuticals, Inc. (Health Care), Golden Telecom, Inc. (Telecommunications) and Holly Corp. (Energy).

Economic Sectors as of March 31, 2007
as a Percentage of Net Assets

Due to the aforementioned concerns surrounding the sub-prime mortgage market, the Financials sector was the worst performing group in the index. Fortunately, the portfolio was underweight in this sector and avoided direct exposure to those firms like New Century, a high-profile casualty of the deteriorating sub-prime loans. The portfolio was, however, negatively impacted by indirect exposure to the sub-prime malaise. Our holdings in Corus Bankshares, Inc., FirstFed Financial Corp. and Downey Financial Corp. all hurt the Fund’s performance. We remain vigilant in this area and will continue to search for disconnects between our view of the fundamental prospects of a business and those of the market in general.

As we look forward, we expect uncertainty pertaining to the broader economy to be reflected in increased volatility in the market. However, we expect that the big picture noise will present additional opportunities to find companies with unappreciated fundamental prospects and compelling valuations.

Thank you for your confidence in the Skyhawk Small Cap Fund.

Eric F. Crigler, CFA
President and Portfolio Manager

Past performance is no guarantee of future results.  The views expressed are those of the investment adviser as of March 31, 2007, and are not intended as a forecast or investment recommendations.  The indexes mentioned are not available for investment.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.  You may obtain a free copy of the prospectus by calling (888) 202-1338.

The gross expense ratio is 2.51% as of March 31, 2007.  The annualized expense ratio at March 31, 2007 is 1.49%.  The investment adviser has entered into an expense waiver and reimbursement agreement with the Fund under which the adviser has agreed, until at least September 30, 2009, to waive its fees and absorb expenses to the extent that the Annual Fund Operating Expenses exceed 1.49% of average daily net assets.

The Fund’s annualized return since inception (December 31, 2006) through March 31, 2007 is 8.36%. THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling (888) 202-1338.

The Russell 2000 Index is a popular measure of the stock performance of small companies.  It is comprised of the stocks of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on market capitalization.

The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Index is a widely recognized unmanaged index representative of broader markets and ranges of securities than are found in the Fund’s portfolio.

Distributed by Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana  46204.

SKYHAWK SMALL CAP FUND
COST DISCUSSION
March 31, 2007 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. You do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions and exchange fees because the Fund does not charge these fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in Skyhawk Small Cap Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2006 (commencement of operations) through March 31, 2007.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($20 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, Mutual Shareholder Services, LLC charges an annual processing fee ($8) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example at the end of this article.

Hypothetical Example for Comparison Purposes
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from October 1, 2006 through March 31, 2007.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 12/31/06*	Value 3/31/07	12/31/06*-3/31/07
Skyhawk Small Cap Fund Actual	$1,000.00	$1,020.00	$3.75**

	Beginning	Ending	Expenses Paid
	Account	Account	During Period
	Value 10/1/06	Value 3/31/07	10/1/06-3/31/07
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49***

*	Commencement of Operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period between December 31, 2006 (commencement of operations) and March 31, 2007).

***
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the assumed six month period between October 1, 2006 and March 31, 2007).

SKYHAWK SMALL CAP FUND
STATEMENT OF NET ASSETS
March 31, 2007 (Unaudited)

SHARES		VALUE
LONG-TERM INVESTMENTS — 96.2% (a)
COMMON STOCKS — 93.5% (a)
Aerospace & Defense — 2.5%
5,594	Armor Holdings, Inc.*	$376,644

Biotechnology — 2.5%
9,600	Omrix Biopharmaceuticals, Inc.*	367,392

Capital Markets — 3.4%
5,054	Lazard Ltd.	253,610
11,226	Waddell & Reed Financial, Inc.	261,790
		515,400

Commercial Banks — 1.0%
7,914	Hanmi Financial Corp.	150,841

Commercial Services & Supplies — 3.6%
5,584	Heidrick & Struggles International, Inc.*	270,545
11,358	Knoll, Inc.	270,661
		541,206

Communications Equipment — 4.0%
10,043	Avocent Corp.*	270,860
9,960	ViaSat, Inc.*	328,381
		599,241

Consumer Finance — 2.0%
6,766	Advanta Corp. Cl B Non-Voting Shares	296,621

Diversified Consumer Services — 4.2%
8,682	Jackson Hewitt Tax Service Inc.	279,387
7,780	Steiner Leisure Ltd.*	349,944
		629,331

Diversified Telecommunication Services — 4.3%
61,623	Cincinnati Bell Inc.*	289,628
6,512	Golden Telecom, Inc.	360,635
		650,263

Electric Utilities — 3.8%
11,962	El Paso Electric Co.*	315,199
6,969	Unisource Energy Corp.	261,686
		576,885

Electrical Equipment — 6.4%
4,921	Genlyte Group Inc.*	347,177
10,093	II-VI Inc.*	341,648
5,711	Regal-Beloit Corp.	264,876
		953,701

Energy Equipment & Services — 1.6%
35,825	Grey Wolf, Inc.*	240,027
Food & Staples Retailing — 2.6%
14,361	Spartan Stores, Inc.	384,875

Health Care Equipment & Supplies — 7.3%
5,848	Greatbatch, Inc.*	149,124
11,311	Immucor, Inc.*	332,883
6,724	Integra LifeSciences Holdings*	306,480
3,028	Orthofix International N.V.*	154,579
3,731	Palomar Medical Technologies, Inc.*	149,053
		1,092,119

SKYHAWK SMALL CAP FUND
STATEMENT OF NET ASSETS (CONTINUED)
March 31, 2007 (Unaudited)

SHARES		VALUE
LONG-TERM INVESTMENTS — 96.2% (a) (Continued)
COMMON STOCKS — 93.5% (a) (Continued)
Hotels, Restaurants & Leisure — 2.7%
12,320	Domino's Pizza, Inc.	$400,030
Insurance — 3.8%
7,523	American Physicians Capital, Inc.*	301,522
8,862	Ohio Casualty Corp.	265,417
		566,939

IT Services — 1.8%
18,617	MPS Group, Inc.*	263,431

Machinery — 1.6%
4,292	Flowserve Corp.	245,459

Media — 1.8%
8,986	Lee Enterprises, Inc.	270,029

Metals & Mining — 3.3%
15,675	Commercial Metals Co.	491,411

Multiline Retail — 3.0%
8,083	The Bon-Ton Stores, Inc.	454,588

Oil, Gas & Consumable Fuels — 4.2%
6,925	Holly Corp.	410,653
6,009	St. Mary Land & Exploration Co.	220,410
		631,063

Paper & Forest Products — 2.0%
23,333	Buckeye Technologies Inc.*	302,862

Personal Products — 1.7%
21,996	Prestige Brands Holdings Inc.*	260,653

Pharmaceuticals — 1.1%
6,461	K-V Pharmaceutical Co.*	159,781

Semiconductors & Semiconductor Equipment — 1.0%
9,180	Actel Corp.*	151,654

Software — 5.6%
16,565	Mentor Graphics Corp.*	270,672
2,331	MicroStrategy Inc.*	294,615
8,413	Transaction Systems Architects, Inc.*	272,497
		837,784

Specialty Retail — 3.8%
9,132	Charlotte Russe Holding Inc.*	263,641
10,681	Rent-A-Center, Inc.*	298,854
		562,495

Textiles, Apparel & Luxury Goods — 2.3%
14,806	Maidenform Brands, Inc.*	341,574

Thrifts & Mortgage Finance — 4.6%
9,364	Corus Bankshares, Inc.	159,750
4,410	Downey Financial Corp.	284,621
4,350	FirstFed Financial Corp.*	247,211
		691,582
	Total common stocks (cost $13,604,476)	14,005,881

SKYHAWK SMALL CAP FUND
STATEMENT OF NET ASSETS (CONTINUED)
March 31, 2007 (Unaudited)

SHARES		VALUE
REITS — 2.7% (a)
10,310	LTC Properties, Inc.	$267,132
9,066	Resource Capital Corp.	146,325
	Total reits (cost $442,477)	413,457
	Total long-term investments (cost $14,046,953)	14,419,338

PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS — 3.0% (a)
Variable Rate Demand Note — 3.0%
$449,232	Wisconsin Corporate Central Credit Union, 4.99%	449,232
	Total short-term investments (cost $449,232)	449,232
	Total investments (cost $14,496,185)	14,868,570
	Cash and receivables, less liabilities 0.8% (a)	115,743
	Net Assets	$14,984,313
	Net Asset Value Per Share (No par value, unlimited shares authorized),
	offering and redemption price ($14,984,313 ÷ 1,469,196 shares outstanding)	$10.20

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

STATEMENT OF OPERATIONS
For the Period from December 31, 2006 (commencement of operations) through March 31, 2007 (Unaudited)

INCOME:
Dividends	$20,389
Interest	10,286
Total income	30,675
EXPENSES:
Management fees	32,933
Professional fees	14,066
Distribution expense	8,233
Registration fees	7,467
Administrative services	7,450
Transfer agent fees	6,799
Board of Trustees fees	3,000
Custodian fees	2,327
Postage expense	220
Other expenses	354
Total expenses before reimbursement	82,849
Less expenses reimbursed by adviser	(33,596)
Net expenses	49,253

NET INVESTMENT LOSS	(18,578)
NET REALIZED LOSS ON INVESTMENTS	(61,494)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	372,385
NET GAIN ON INVESTMENTS	310,891
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$292,313

The accompanying notes to financial statements are an integral part of these statements.

SKYHAWK SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
For the Period from December 31, 2006 (commencement of operations) through March 31, 2007 (Unaudited)

2007
OPERATIONS:
Net investment loss	$(18,578)
Net realized loss on investments	(61,494)
Net increase in unrealized appreciation on investments	372,385
Net increase in net assets from operations	292,313

FUND SHARE ACTIVITIES:
Proceeds from shares issued (1,459,196 shares)	14,592,000
Cost of shares redeemed	—
Net increase in net assets derived from Fund share activities	14,592,000
TOTAL INCREASE	14,884,313
NET ASSETS AT THE BEGINNING OF THE PERIOD	100,000
NET ASSETS AT THE END OF THE PERIOD (Includes undistributed net investment loss of $18,578 )	$14,984,313

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout the period)

	(Unaudited)
	For the Period from
	December 31, 2006+
	through March 31, 2007

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	0.21
Total from investment operations	0.20
Less distributions:
Dividend from net investment income	—
Distribution from net realized gains	—
Total from distributions	—
Net asset value, end of period	$10.20

TOTAL RETURN	2.00%	*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)	14,984
Ratio of expenses (after reimbursement) to average net assets (a)	1.49%	**
Ratio of net investment loss to average net assets (b)	(0.56)%	**
Portfolio turnover rate	17.5%

+	Commencement of operations.
*	Not Annualized.
**	Annualized.
(a)
Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period from December 31, 2006+ through March 31, 2007, the ratio would have been 2.51% **.

(b)	If the Fund had paid all of its expenses for the period from December 31, 2006+ through March 31,2007, the ratio would have been (1.58%)**.

The accompanying notes to financial statements are an integral part of these statements.

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2007 (Unaudited)

(1)   Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Skyhawk Funds Trust (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. This Trust consists of one diversified fund — Skyhawk Small Cap Fund (the "Fund"). The Trust was organized under the laws of Delaware on September 29, 2006 and the Fund commenced operations on December 31, 2006. The investment objective of the Fund is to produce long-term capital appreciation.

(a)
Securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively "Nasdaq traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and Nasdaq traded securities for which there is no NOCP are valued at the most recent bid price. Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available. Any securities for which there are no readily available market quotations and other assets will be valued at their value as determined in good faith by the Board of Trustees prior to acquisition of such securities by the investment adviser, Skyhawk Capital Management, LLC (“SCM”). From time to time, the Fund may hold securities for which quotations are not readily available, although quotations were readily available at the time of purchase of the security. In such event, SCM shall attempt to determine whether the absence of quotations is likely to be temporary or to last for an extended period of time. If SCM believes that the absence of quotations is likely to be temporary, it shall value each security for which quotations are not readily available in accordance with the good faith pricing guidelines published by the Securities and Exchange Commission.

When pricing securities pursuant to these guidelines, SCM is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by SCM would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. If SCM believes that the absence of quotations is likely to last for an extended period of time, it shall either sell the security or at the next meeting of the Board of Trustees advise the Board of Trustees of the procedures it intends to follow, in accordance with the good faith pricing guidelines discussed above, in determining the fair value of such security.

(b)	Net realized gains and losses on sales of securities are computed on the identified cost basis.

(c)	Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

(d)
The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund’s policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

(e)
Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(f)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2007 (Unaudited)

(1)   Summary of Significant Accounting Policies (Continued)

(g)
No provision has been made for Federal income taxes since the Fund will elect to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2)   Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has a management agreement with Skyhawk Capital Management, LLC (“SCM”), with whom the officers and a trustee of the Trust are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay SCM a monthly management fee at the annual rate of 1% of the average daily net assets of the Fund.

Under the management agreement, SCM will reimburse the Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for each year, as determined by valuations made as of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00%. For the period from December 31, 2006 (commencement of operations) through March 31, 2007, there were no reimbursements required. In addition, under a separate agreement, SCM has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that aggregate annual operating expenses do not exceed 1.49% annually through September 30, 2009. Only the Board of Trustees has the power to terminate this agreement prior to September 30, 2009. SCM has a right to receive reimbursement for fee reductions and/or expense payments made pursuant to this agreement made in the prior three fiscal years, provided that after giving effect to such reimbursement aggregate annual operating expenses of the Fund do not exceed 1.49% of the Fund's average daily net assets in the year of reimbursement. For the period from December 31, 2006 (commencement of operations) through March 31, 2007, SCM reimbursed the Fund $33,596 for such excess expenses, all of which is subject to reimbursement by the Fund to SCM as described above not later than September 30, 2010.

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of March 31, 2007, Legacy Capital, an affiliate of SCM and John Hull Dobbs Trust, an owner of SCM, own 64.25% and 35.73%, respectively, which is sufficient shares of the Fund to approve or disapprove all matters brought before the shareholders of the Trust, including election of trustees of the Trust.

(3)   Distributions to Shareholders —

Net investment income and net realized gains, if any, are distributed to shareholders at least annually.

(4)   Investment Transactions —

For the period from December 31, 2006 (commencement of operations) through March 31, 2007, purchases and proceeds of sales of investment securities (excluding short-term investments) were $15,984,533 and $1,876,086, respectively.

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
March 31, 2007 (Unaudited)

(5)   Accounts Payable and Accrued Liabilities —

As of March 31, 2007, liabilities of the Fund included the following:

Payable to brokers for investments purchased	$323,802
Payable to SCM for management fees	11,482
Other liabilities	9,584

(6)   Sources of Net Assets —

As of March 31, 2007, the sources of net assets were as follows:

Fund shares issued and outstanding	$14,673,422
Net unrealized appreciation on investments	372,385
Accumulated net realized losses on investments	(61,494)
$14,984,313

(7)   New Accounting Pronouncements —

On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not meeting the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements but does not anticipate that FIN 48 will have a material impact on the Fund’s financial statements.

(8)   Income Tax Information —

The following information for the Fund is presented on an income tax basis as of March 31, 2007:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	on Investments
$14,496,185	$966,256	$593,871	$372,385

The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

SKYHAWK SMALL CAP FUND
ADVISORY AGREEMENT

On December 1, 2006, the Board of Trustees of Skyhawk Funds Trust (“Trustees”) approved the Fund’s investment advisory agreement with Skyhawk Capital Management, LLC. Prior to approving the investment advisory agreement, the Trustees considered:

• the nature, extent and quality of the services provided by Skyhawk Capital Management, LLC

• the investment performance of the investment advisory clients

• cost of services to be provided and profits to be realized by Skyhawk Capital Management, LLC from its relationship with the Fund

• the extent to which economies of scale would be realized as the Fund grew and whether fee levels reflect any economies of scale

• the expense ratio of the Fund

• the manner in which portfolio transactions for the Fund would be conducted, including the use of soft dollars

In considering the nature, extent and quality of the services provided by Skyhawk Capital Management, LLC, the Trustees reviewed a report describing the portfolio management, shareholder communication and servicing, prospective shareholder assistance and regulatory compliance services that would be provided by Skyhawk Capital Management, LLC to the Fund. The Trustees concluded that Skyhawk Capital Management, LLC would be providing essential services to the Fund. In particular, the Trustees concluded that Skyhawk Capital Management, LLC would be preparing reports to shareholders in addition to those required by law, and would be providing services to the Fund that were in addition to the services investment advisers typically provide their non-mutual fund clients.

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report that concluded that Skyhawk Capital Management, LLC would be realizing only a small profit from its relationship with the Fund, and that such profits expressed as a percentage of pre-tax revenues were generally less than that of publicly traded investment advisory firms. The Trustees also reviewed reports comparing the Fund’s expense ratio and advisory fees paid by the Fund to those of other comparable mutual funds and concluded that the advisory fee paid by the Fund and the Fund’s expense ratio were within the range of comparable mutual funds. The Trustees noted that the investment advisory fee was not adjusted if economies of scale were realized as the Fund grew, but did not consider that factor to be significant in light of the other factors considered.

Finally, the Trustees reviewed reports discussing the manner in which portfolio transactions for the Fund would be conducted, including the use of soft dollars. Based on these reports, the Trustees concluded that the research obtained by Skyhawk Capital Management, LLC would be beneficial to the Fund and that Skyhawk Capital Management, LLC would be executing the Fund’s portfolio transactions in a manner designed to obtain best execution for the Fund.

For information about the Trustees and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (888) 202-1338 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities will be available on the Fund’s website at http://www.skyhawkfunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30. The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the Commission’s website. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SKYHAWK SMALL CAP FUND
6305 Humphreys Boulevard, Suite 104
Memphis, Tennessee 38120
www.skyhawkfunds.com
901-202-5030

BOARD OF TRUSTEES
ERIC CRIGLER
DANA RUSSART
SCOTT SMART

INVESTMENT ADVISER
SKYHAWK CAPITAL MANAGEMENT, LLC
6305 Humphreys Boulevard, Suite 104
Memphis, Tennessee 38120

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
MUTUAL SHAREHOLDER SERVICES, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
888-202-1338

CUSTODIAN
THE HUNTINGTON NATIONAL BANK
Huntington Center
Columbus, Ohio 43287

DISTRIBUTOR
UNIFIED FINANCIAL SECURITIES, INC.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
THOMPSON HINE LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Skyhawk Small Cap Fund unless accompanied or preceded by the Fund’s current prospectus.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The disclosure controls and procedures of the Skyhawk Funds Trust are periodically evaluated. As of April 2, 2007, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)
The internal controls of the Skyhawk Funds Trust are periodically evaluated.  There were no changes to Skyhawk Funds Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	Any code of ethics or amendment thereto. Not applicable.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Skyhawk Funds Trust
Registrant

By  /s/Eric F. Crigler
       Eric F. Crigler, Principal Executive Officer

Date     June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Skyhawk Funds Trust
Registrant

By  /s/Eric F. Crigler
       Eric F. Crigler, Principal Financial Officer

Date      June 8, 2007